Prepaid Expenses and Other Prepaid for Events (Details) - USD ($)	1 Months Ended	6 Months Ended
	Feb. 28, 2026	Mar. 31, 2026	Sep. 30, 2025	Nov. 23, 2023
Prepaid Expenses and Other Prepaid for Events [Line Items]
Agreed to pay amount		$ 82,087	$ 38,358	$ 15,000,000
Prepaid amount		1,517,070	$ 590,443
Sale from net proceeds	$ 14,400,000
Net proceeds estimated minimum amount	14,400,000
Agreed amount	600,000
Impairment loss		300,000
Unavoidable future obligation amount		$ 300,000
Argentine Football Association [Member]
Prepaid Expenses and Other Prepaid for Events [Line Items]
Prepaid amount				$ 7,500,000
Brokerage Agreement [Member]
Prepaid Expenses and Other Prepaid for Events [Line Items]
Agreed amount	$ 15,000,000